Schedule of Investments (unaudited) December 31, 2019	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.5%
Boeing Co. (The)	6,870	$2,237,971
General Dynamics Corp.	3,296	581,250
Lockheed Martin Corp.	3,210	1,249,910
Northrop Grumman Corp.	2,053	706,170
Raytheon Co.	3,633	798,315
United Technologies Corp.	10,527	1,576,524

		7,150,140

Air Freight & Logistics — 0.5%
FedEx Corp.	3,147	475,858
United Parcel Service Inc., Class B	9,063	1,060,915

		1,536,773

Airlines — 0.3%
Delta Air Lines Inc.	7,403	432,928
Southwest Airlines Co.	6,133	331,059

		763,987

Automobiles — 0.7%
Ford Motor Co.	50,862	473,017
General Motors Co.	16,117	589,882
Tesla Inc.(a)(b)	1,845	771,819

		1,834,718

Banks — 6.1%
Bank of America Corp.	105,629	3,720,253
Citigroup Inc.	28,325	2,262,884
JPMorgan Chase & Co.	40,480	5,642,912
PNC Financial Services Group Inc. (The)	5,680	906,698
Truist Financial Corp.	17,374	978,504
U.S. Bancorp.	18,569	1,100,956
Wells Fargo & Co.	49,467	2,661,325

		17,273,532

Beverages — 2.1%
Coca-Cola Co. (The)	49,759	2,754,161
Constellation Brands Inc., Class A	2,048	388,608
Keurig Dr Pepper Inc.	2,624	75,965
Monster Beverage Corp.(a)	4,970	315,843
PepsiCo Inc.	18,181	2,484,797

		6,019,374

Biotechnology — 2.4%
AbbVie Inc.	19,194	1,699,437
Alexion Pharmaceuticals Inc.(a)	2,766	299,143
Amgen Inc.	7,783	1,876,248
Biogen Inc.(a)	2,336	693,161
Gilead Sciences Inc.	16,555	1,075,744
Regeneron Pharmaceuticals Inc.(a)	1,066	400,262
Vertex Pharmaceuticals Inc.(a)	3,330	729,103

		6,773,098

Building Products — 0.1%
Johnson Controls International PLC	10,090	410,764

Capital Markets — 2.4%
Bank of New York Mellon Corp. (The)	10,643	535,662
BlackRock Inc.(c)	1,527	767,623
Charles Schwab Corp. (The)	14,908	709,024
CME Group Inc.	4,594	922,108
Goldman Sachs Group Inc. (The)	4,134	950,531
Intercontinental Exchange Inc.	7,108	657,845
Moody’s Corp.	2,139	507,820
Morgan Stanley	15,102	772,014

Security	Shares	Value

Capital Markets (continued)
S&P Global Inc.	3,192	$871,576
TD Ameritrade Holding Corp.	3,485	173,205

		6,867,408

Chemicals — 1.9%
Air Products & Chemicals Inc.	2,847	669,017
Dow Inc.(a)	9,758	534,055
DuPont de Nemours Inc.	9,608	616,834
Ecolab Inc.	3,259	628,954
Linde PLC	6,971	1,484,126
LyondellBasell Industries NV, Class A	3,453	326,239
PPG Industries Inc.	3,077	410,749
Sherwin-Williams Co. (The)	1,077	628,473

		5,298,447

Commercial Services & Supplies — 0.2%
Waste Management Inc.	5,528	629,971

Communications Equipment — 1.0%
Cisco Systems Inc.	55,610	2,667,056

Consumer Finance — 0.6%
American Express Co.	8,700	1,083,063
Capital One Financial Corp.	6,084	626,104

		1,709,167

Diversified Financial Services — 2.0%
Berkshire Hathaway Inc., Class B(a)	25,392	5,751,288

Diversified Telecommunication Services — 2.5%
AT&T Inc.	94,767	3,703,494
Verizon Communications Inc.	53,721	3,298,470

		7,001,964

Electric Utilities — 1.6%
American Electric Power Co. Inc.	6,390	603,919
Duke Energy Corp.	9,483	864,945
Exelon Corp.	12,619	575,300
NextEra Energy Inc.	6,338	1,534,810
Southern Co. (The)	13,517	861,033

		4,440,007

Electrical Equipment — 0.4%
Eaton Corp. PLC	5,354	507,131
Emerson Electric Co.	7,931	604,818

		1,111,949

Energy Equipment & Services — 0.3%
Schlumberger Ltd.	17,910	719,982

Entertainment — 2.1%
Activision Blizzard Inc.	9,799	582,256
Electronic Arts Inc.(a)	3,768	405,098
Netflix Inc.(a)	5,467	1,768,957
Walt Disney Co. (The)	22,662	3,277,605

		6,033,916

Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	5,701	1,310,204
Crown Castle International Corp.	5,389	766,046
Equinix Inc.	1,103	643,821
Prologis Inc.	8,163	727,650
Public Storage	1,906	405,902
Simon Property Group Inc.	3,980	592,861

		4,446,484

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	5,703	$1,676,226
Sysco Corp.	6,164	527,268
Walgreens Boots Alliance Inc.	9,735	573,976
Walmart Inc.	18,228	2,166,215

		4,943,685

Food Products — 0.6%
General Mills Inc.	7,756	415,411
Kraft Heinz Co. (The)	8,068	259,225
Mondelez International Inc., Class A	18,450	1,016,226

		1,690,862

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	22,352	1,941,495
Baxter International Inc.	6,271	524,381
Becton Dickinson and Co.	3,484	947,543
Boston Scientific Corp.(a)	17,956	811,970
Danaher Corp.	7,970	1,223,236
Edwards Lifesciences Corp.(a)	2,697	629,183
Intuitive Surgical Inc.(a)	1,492	881,996
Medtronic PLC	17,419	1,976,185
Stryker Corp.	4,454	935,073

		9,871,062

Health Care Providers & Services — 2.8%
Anthem Inc.	3,292	994,283
Cigna Corp.(a)	4,755	972,350
CVS Health Corp.	16,848	1,251,638
HCA Healthcare Inc.	3,489	515,709
Humana Inc.	1,717	629,315
UnitedHealth Group Inc.	12,269	3,606,840

		7,970,135

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	5,076	258,013
Las Vegas Sands Corp.	4,380	302,395
Marriott International Inc./MD, Class A	3,564	539,697
McDonald’s Corp.	9,781	1,932,823
Starbucks Corp.	15,325	1,347,374
Yum! Brands Inc.	3,910	393,854

		4,774,156

Household Products — 1.9%
Colgate-Palmolive Co.	10,894	749,943
Kimberly-Clark Corp.	4,428	609,071
Procter & Gamble Co. (The)	32,086	4,007,542

		5,366,556

Industrial Conglomerates — 1.7%
3M Co.	7,261	1,280,986
General Electric Co.	112,307	1,253,346
Honeywell International Inc.	9,333	1,651,941
Roper Technologies Inc.	1,335	472,897

		4,659,170

Insurance — 2.1%
Aflac Inc.	9,421	498,371
Allstate Corp. (The)	4,191	471,278
American International Group Inc.	11,305	580,286
Aon PLC	3,041	633,410
Chubb Ltd.	5,840	909,054
Marsh & McLennan Companies Inc.	6,578	732,855
MetLife Inc.	10,090	514,287
Progressive Corp. (The)	7,594	549,730
Prudential Financial Inc.	5,282	495,135

Security	Shares	Value

Insurance (continued)
Travelers Companies Inc. (The)	3,316	$454,126

		5,838,532

Interactive Media & Services — 6.0%
Alphabet Inc., Class A(a)	3,887	5,206,209
Alphabet Inc., Class C, NVS(a)	3,892	5,203,682
Facebook Inc., Class A(a)	31,022	6,367,265

		16,777,156

Internet & Direct Marketing Retail — 4.0%
Amazon.com Inc.(a)	5,369	9,921,053
Booking Holdings Inc.(a)	542	1,113,121
eBay Inc.	9,989	360,703

		11,394,877

IT Services — 5.3%
Accenture PLC, Class A	8,273	1,742,046
Automatic Data Processing Inc.	5,650	963,325
Cognizant Technology Solutions Corp., Class A	7,147	443,257
Fidelity National Information Services Inc.	7,915	1,100,897
International Business Machines Corp.	11,513	1,543,202
Mastercard Inc., Class A	11,508	3,436,174
PayPal Holdings Inc.(a)	15,249	1,649,484
Visa Inc., Class A	22,241	4,179,084

		15,057,469

Life Sciences Tools & Services — 0.8%
Illumina Inc.(a)	1,899	629,974
Thermo Fisher Scientific Inc.	5,175	1,681,202

		2,311,176

Machinery — 0.9%
Caterpillar Inc.	6,956	1,027,262
Deere & Co.	4,074	705,861
Illinois Tool Works Inc.	4,150	745,465

		2,478,588

Media — 1.3%
Charter Communications Inc., Class A(a)	1,992	966,280
Comcast Corp., Class A	58,461	2,628,991

		3,595,271

Metals & Mining — 0.0%
Southern Copper Corp.	1,049	44,562

Multi-Utilities — 0.3%
Dominion Energy Inc.	10,666	883,358

Multiline Retail — 0.3%
Target Corp.	6,476	830,288

Oil, Gas & Consumable Fuels — 3.9%
Chevron Corp.	24,746	2,982,140
ConocoPhillips	14,253	926,873
EOG Resources Inc.	7,554	632,723
Exxon Mobil Corp.	54,949	3,834,341
Kinder Morgan Inc./DE	25,213	533,759
Marathon Petroleum Corp.	8,347	502,907
Occidental Petroleum Corp.	11,671	480,962
Phillips 66	5,836	650,189
Valero Energy Corp.	5,298	496,158

		11,040,052

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	2,828	584,095

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 5.6%
Allergan PLC	4,259	$814,193
Bristol-Myers Squibb Co.	30,352	1,948,295
Eli Lilly & Co.	11,040	1,450,987
Johnson & Johnson	34,482	5,029,889
Merck & Co. Inc.	33,063	3,007,080
Pfizer Inc.	72,216	2,829,423
Zoetis Inc.	6,214	822,423

		15,902,290

Road & Rail — 1.2%
CSX Corp.	9,677	700,228
Norfolk Southern Corp.	3,383	656,742
Uber Technologies Inc.(a)(b)	12,294	365,623
Union Pacific Corp.	9,013	1,629,460

		3,352,053

Semiconductors & Semiconductor Equipment — 4.2%
Analog Devices Inc.	4,778	567,818
Applied Materials Inc.	11,956	729,794
Broadcom Inc.	5,014	1,584,524
Intel Corp.	56,509	3,382,064
Micron Technology Inc.(a)	14,375	773,087
NVIDIA Corp.	7,573	1,781,927
QUALCOMM Inc.	14,825	1,308,010
Texas Instruments Inc.	12,169	1,561,161

		11,688,385

Software — 8.3%
Adobe Inc.(a)	6,320	2,084,399
Autodesk Inc.(a)	2,870	526,530
Intuit Inc.	3,234	847,081
Microsoft Corp.	98,181	15,483,144
Oracle Corp.	26,654	1,412,129
salesforce.com Inc.(a)	10,776	1,752,609
ServiceNow Inc.(a)	2,421	683,497
VMware Inc., Class A(a)	1,003	152,245
Workday Inc., Class A(a)	2,107	346,496

		23,288,130

Specialty Retail — 2.1%
Home Depot Inc. (The)	14,307	3,124,362
Lowe’s Companies Inc.	10,026	1,200,714
Ross Stores Inc.	4,579	533,087
TJX Companies Inc. (The)	15,764	962,550

		5,820,713

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 6.2%
Apple Inc.	57,704	$16,944,780
Dell Technologies Inc., Class C(a)	1,949	100,159
HP Inc.	19,227	395,115

		17,440,054

Textiles, Apparel & Luxury Goods — 0.7%
NIKE Inc., Class B	16,010	1,621,973
VF Corp.	4,017	400,334

		2,022,307

Tobacco — 1.0%
Altria Group Inc.	24,284	1,212,014
Philip Morris International Inc.	20,173	1,716,521

		2,928,535

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	4,045	317,209

Total Common Stocks — 99.8% (Cost: $237,170,805)		281,310,751

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	839,210	839,546
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.52%(c)(d)	235,949	235,949

		1,075,495

Total Short-Term Investments — 0.4% (Cost: $1,075,493)		1,075,495

Total Investments in Securities — 100.2% (Cost: $238,246,298)		282,386,246

Other Assets, Less Liabilities — (0.2)%		(636,698)

Net Assets — 100.0%		$281,749,548

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Top 200 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	839,210	(a)	—	839,210	$839,546	$3,059	(b)	$97	$2
BlackRock Cash Funds: Treasury, SL Agency Shares	234,377	1,572	(a)	—	235,949	235,949	7,804		—	—
BlackRock Inc.	1,351	283		(107)	1,527	767,623	14,781		3,281	109,240

						$1,843,118	$25,644		$3,378	$109,242

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	2	03/20/20	$323	$8,490

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$281,310,751	$—	$—	$281,310,751
Money Market Funds	1,075,495	—	—	1,075,495

	$282,386,246	$—	$—	$282,386,246

Derivative financial instruments(a)
Assets
Futures Contracts	$8,490	$—	$—	$8,490

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4